LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 31, 2022 TO THE

SUMMARY PROSPECTUS, AS APPLICABLE, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULES A, B, C, D AND E

I.

Effective on or about August 15, 2022, certain front-end sales charges on Class A shares of the funds listed in Schedules A, B and C and certain dealer commissions paid by the distributor for the funds listed in Schedules A, B, C and D from Class A sales charges will change.

a)	On or about August 15, 2022, for each of the funds in Schedule A, the new Class A front-end sales charge and dealer commission schedules will be as follows:

Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Service Agent commission as a % of offering price
Less than $25,000	5.50	5.82	5.00
$25,000 but less than $50,000	5.25	5.54	4.75
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $750,000	2.00	2.04	1.75
$750,000 but less than $1 million	1.50	1.52	1.25
$1 million or more[1]	-0-	-0-	up to 1.00

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The Distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the Distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

b)	On or about August 15, 2022, for each of the funds in Schedule B, the new Class A front-end sales charge and dealer commission schedules will be as follows:

Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Service Agent commission as a % of offering price
Less than $100,000	3.75	3.90	3.50
$100,000 but less than $250,000	3.25	3.36	3.00
$250,000 but less than $500,000	2.25	2.30	2.25
$500,000 or more[1]	-0-	-0-	up to 1.00

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The Distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $500,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the Distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

c)	On or about August 15, 2022, for each of the funds in Schedule C, the new Class A front-end sales charge and dealer commission schedules will be as follows:

Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Service Agent commission as a % of offering price
Less than $100,000	3.75	3.90	3.50
$100,000 but less than $250,000	3.25	3.36	3.00
$250,000 or more[1]	-0-	-0-	up to 1.00

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The Distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $250,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the Distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

d)	On or about August 15, 2022, for each of the funds in Schedule D, the Class A front-end sales charge and new dealer commission schedules will be as follows:

Amount of investment	Sales charge as a % of offering price	Sales charge as a % of net amount invested	Service Agent commission as a % of offering price
Less than $100,000	2.25	2.30	2.00
$100,000 but less than $250,000	1.50	1.52	1.25
$250,000 or more[1]	-0-	-0-	up to 1.00

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The Distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $250,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the Distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

II.

Effective on or about August 15, 2022, if you invest in Class A shares in an amount of $500,000 or more in a fund listed in Schedule B, you will be able to buy Class A shares of such fund without the imposition of an initial sales charge. However, there will be a contingent deferred sales charge (“CDSC”) of 1.00% on Class A shares of a fund listed in Schedule B that you sell within 18 months of purchase. Please see each fund’s then current prospectus for additional information regarding potential eligibility for waiver of the CDSC.

III.

Effective May 31, 2022, for each of the funds marked with an asterisk in Schedules A, B, C, D and E, in the section titled “Dividends, other distributions and taxes — Dividends and other distributions” in each fund’s prospectus, the reference to “another fund sold by the Distributor” is replaced with the following:

another fund sold by the Distributor (excluding Western Asset Government Reserves)

IV.

Effective May 31, 2022, for each of the funds marked with a # in Schedules A, B, C, D and E, the following replaces the first paragraph of the section titled “Other things to know about transactions — Medallion signature guarantees” in each fund’s prospectus:

To be in good order, you may be asked to include a Medallion signature guarantee with your redemption request if you:

•	are redeeming shares and sending the proceeds to an address or bank account not currently on file or to an account in another fund sold by the Distributor with a different account registration

•	are redeeming more than $250,000 worth of shares

•	changed your account registration or your address within 15 calendar days

•	want the check paid to someone other than the account owner(s)

•	are transferring the redemption proceeds to an account with a different registration

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Diversified US Large Cap Value Fund#	January 28, 2022
ClearBridge Global Infrastructure Income Fund#	January 28, 2022
ClearBridge International Growth Fund#	March 1, 2022
ClearBridge Small Cap Fund#	March 1, 2022
ClearBridge Value Trust#	March 1, 2022
Franklin Global Market Neutral Fund#	January 28, 2022
Franklin International Equity Fund#	January 28. 2022
Franklin Strategic Real Return Fund#	January 28, 2022
Franklin U.S. Small Cap Equity Fund	May 1, 2022
Martin Currie Emerging Markets Fund#	January 28, 2022

LEGG MASON PARTNERS INVESTMENT TRUST

ClearBridge Aggressive Growth Fund*#	December 29, 2021
ClearBridge All Cap Value Fund#	January 28, 2022
ClearBridge Appreciation Fund#	March 1, 2022
ClearBridge Dividend Strategy Fund	May 1, 2022
ClearBridge International Small Cap Fund#	January 28, 2022
ClearBridge International Value Fund#	March 1, 2022
ClearBridge Large Cap Growth Fund#	March 31, 2022
ClearBridge Large Cap Value Fund#	March 1, 2022
ClearBridge Mid Cap Fund#	March 1, 2022
ClearBridge Mid Cap Growth Fund#	March 1, 2022
ClearBridge Select Fund#	March 1, 2022
ClearBridge Small Cap Growth Fund#	March 1, 2022
ClearBridge Small Cap Value Fund#	January 28, 2022
ClearBridge Sustainability Leaders Fund#	March 1, 2022
ClearBridge Tactical Dividend Income Fund#	March 1, 2022
Franklin Global Dividend Fund#	January 28, 2022
Franklin Global Equity Fund#	March 1, 2022
Franklin Multi-Asset Conservative Growth Fund	May 31, 2022
Franklin Multi-Asset Growth Fund	May 31, 2022
Franklin Multi-Asset Moderate Growth Fund	May 31, 2022
Franklin U.S. Large Cap Equity Fund#	March 31, 2022

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund#	March 1, 2022
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2022
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2022
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2022

Fund	Date of Summary Prospectus, Prospectus and SAI

LEGG MASON PARTNERS INCOME TRUST

Western Asset Corporate Bond Fund	May 1, 2022
Western Asset Emerging Markets Debt Fund*#	June 30, 2021
Western Asset Global High Yield Bond Fund	May 1, 2022
Western Asset Income Fund*#	November 29, 2021
Western Asset Mortgage Total Return Fund	May 1, 2022

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund*#	May 1, 2022
BrandywineGLOBAL – High Yield Fund*#	May 1, 2022
Franklin Multi-Asset Defensive Growth Fund	May 31, 2022

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2022
Western Asset Core Plus Bond Fund	May 1, 2022
Western Asset High Yield Fund*#	September 30, 2021
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2022
Western Asset Intermediate Bond Fund*#	September 30, 2021
Western Asset Macro Opportunities Fund#	March 1, 2022
Western Asset Total Return Unconstrained Fund*#	September 30, 2021

SCHEDULE C

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund*#	June 30, 2021
Western Asset Managed Municipals Fund*#	June 30, 2021
Western Asset Massachusetts Municipals Fund#	March 31, 2022
Western Asset Municipal High Income Fund*#	November 29, 2021
Western Asset New Jersey Municipals Fund*#	July 30, 2021
Western Asset New York Municipals Fund*#	July 30, 2021
Western Asset Oregon Municipals Fund*#	August 30, 2021
Western Asset Pennsylvania Municipals Fund*#	July 30, 2021

SCHEDULE D

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Intermediate Maturity California Municipals Fund#	March 31, 2022
Western Asset Intermediate Maturity New York Municipals Fund#	March 31, 2022
Western Asset Intermediate-Term Municipals Fund*#	July 30, 2021
Western Asset Short Duration Municipal Income Fund*#	June 30, 2021

SCHEDULE E

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Global Unconstrained Bond Fund#	March 1, 2022

LEGG MASON PARTNERS INCOME TRUST

Western Asset Short Duration High Income Fund*#	November 29, 2021
Western Asset Ultra-Short Income Fund*#	September 30, 2021

LEGG MASON PARTNERS INVESTMENT TRUST

Franklin S&P 500 Index Fund#	January 28, 2022

Please retain this supplement for future reference.

FTXX905709

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